SCHEDULE OF CONTRACTUAL MATURITY (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Carrying amount [member]
IfrsStatementLineItems [Line Items]
Accounts payable	$ 4,406,850	$ 1,672,306
Due to related parties	2,148,148	2,299,231
Loans payable	2,722,111	762,416
Short term debt	122,415	539,245
Total	9,399,524	26,233,924
Operating lease liabilities		12,984,875
Convertible debt obligations		7,975,851
Total Contractual Undiscounted Cash Flow [Member]
IfrsStatementLineItems [Line Items]
Accounts payable	4,406,850	1,672,306
Due to related parties	2,148,148	2,299,231
Loans payable	2,722,111	762,416
Short term debt	122,415	539,245
Total	9,399,524	26,233,924
Operating lease liabilities		12,984,875
Convertible debt obligations		7,975,851
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Accounts payable	4,406,850	1,672,306
Due to related parties	2,148,148	2,299,231
Loans payable	2,467,656	334,391
Short term debt	122,415	539,245
Total	9,145,069	12,188,039
Operating lease liabilities		1,590,538
Convertible debt obligations		5,752,328
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Accounts payable
Due to related parties
Loans payable	254,455	428,025
Short term debt
Total	$ 254,455	14,045,885
Operating lease liabilities		11,394,337
Convertible debt obligations		$ 2,223,523